Segment Information -- Narrative (Details)	3 Months Ended
Mar. 31, 2016 state division segment
Segment Reporting Information [Line Items]
Number of Reportable Segments | segment	3
Consumer Portfolio Segment [Member]
Segment Reporting Information [Line Items]
Number of Business Divisions where Personal Loans are Originated and Serviced | division	2
Number of States in which Entity Operates	43
Other
Segment Reporting Information [Line Items]
Number of States with Legacy Operations where Branch Based Personal Lending Ceased	14